Common shares and treasury shares	12 Months Ended
Dec. 31, 2021
Common shares and treasury shares
Common shares and treasury shares

25.   Common shares and treasury shares

On August 13, 2019, the Company’s board of directors approved a share repurchase programs (the “Share Repurchase Program”), pursuant to which the Company may repurchase from time to time at management’s discretion, at prevailing market prices in the open market in accordance with Rule 10b-18 under the Securities Exchange Act of 1934, up to US$300 million in total of the Company’s outstanding ADSs for a period not to exceed twelve (12) months from the date of approval by board of directors. For the year ended December 31, 2019, the Company had repurchased an aggregate of 434,145 ADSs, representing 8,682,900 Class A common shares at an average price of US$54.6194 per ADS, or US$2.7310 per Class A common share, for aggregate consideration of US$23.7 million. Since the shares repurchased hasn’t been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

Additionally, in order to lower the average cost of acquiring shares in the ongoing share repurchase program, the Company purchased a capped call option of US$11.7 million for the repurchase of shares. Upon expiration of the option, if the closing market price of the Company’s common share is at or above the pre-determined price (the “Strike Price”), the Company will have its initial investment returned with a premium in either cash or shares at the Company’s election. If the closing market price is below the Strike Price, the Company will receive the number of shares specified in the agreement. As the outcome of these arrangements is based entirely on the Company’s stock price and does not require the Company to deliver either shares or cash, other than the initial investment, the entire transaction is recorded in equity. The agreement was expired in January 2020 and the Company received approximate US$12.2 million of cash  that was recorded in equity.

During the year ended December 31, 2019, 6,216,060 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. 305,127,046 Class A common shares and 38,326,579 Class B common shares were issued to Bigo’s selling shareholders during Bigo’s acquisition.

As of December 31, 2019, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,301,845,404 Class A common shares and 326,509,555 Class B common shares had been issued, 1,293,162,504 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

During the year ended December 31, 2020, 12,363,420 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. The Company also repurchased an aggregate of 1,658,291 ADSs, representing 33,165,820 Class A common shares at an average price of US$69.8407 per ADS or US$3.4920 per Class A common share, for aggregate consideration of US$115.8 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2020, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,314,208,824 Class A common shares and 326,509,555 Class B common shares had been issued, 1,272,346,218 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

During the year ended December 31, 2021, 3,631,640 Class A common shares were issued for the exercised share options, vested restricted shares and restricted share. In addition, 1,442,020 Class A common shares were transferred out from the treasury shares pool and issued for vested restricted share units during the year ended December 31, 2021. The Company also repurchased an aggregate of 6,515,488 ADSs, representing 130,309,760 Class A common shares at an average price of US$60.3154 per ADS or US$3.0158 per Class A common share, for aggregate consideration of US$393.0 million. Since the shares repurchased have not been cancelled, the excess of repurchase price over par value was recorded as treasury shares upon the repurchase date.

As of December 31, 2021, 10,000,000,000 Class A common shares and 1,000,000,000 Class B common shares had been authorized, 1,317,840,464 Class A common shares and 326,509,555 Class B common shares had been issued, 1,146,336,305 Class A common shares and 326,509,555 Class B common shares were outstanding, respectively.

On September 9, 2021, the Company’s board of directors approved a new share repurchase plan (the “September 2021 Share Repurchase Plan”), pursuant to which the Company may repurchase up to US$200 million of the Company’s outstanding ADSs or common shares over the next 12 months. On November 16, 2021, the Company’s board of directors further approved an additional share repurchase plan (the “November 2021 Share Repurchase Plan”), pursuant to which the Company may repurchase up to US$1 billion of the Company’s outstanding ADSs or common shares over the next 12 months. As of December 31, 2021, the Company had repurchased approximately US$235.7 million of its shares.